Adoption Of New And Revised Standards And Change In Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
Mar. 31, 2019 CAD ($)
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Adjustments recognized on adoption of IFRS 15	$ 0